COMMITMENTS (Tables)	12 Months Ended
Feb. 28, 2013
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments under Operating Leases	Future minimum operating lease payments as at February 28, 2013 per fiscal year are as follows:

2014	$2,160
2015	$1,791
2016	$1,383
2017	$995
Thereafter	-

$6,329